Other liabilities - Changes in the provision for employee benefits (Details) - Provision for employee benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 8,694	$ 8,079
Actuarial gain/loss (in other comprehensive income)		19
Interest for services	(178)	99
Service Cost	335	372
Amounts paid in the year	(784)	(467)
Contributions	456
Translation differences and inflation adjustment	(533)	592
Balances at the end of year	$ 7,990	$ 8,694